Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal	$ 2,450	$ 15,142
Less: unamortized discount and debt issuance costs	(759)	(5,152)
US$20.0 million 8% note due 2023 ($18.4 million converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal		1,567
Less: unamortized discount and debt issuance costs		(463)
US$3.0 million 8% note due 2023 (fully converted in fiscal 2021) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal
Less: unamortized discount and debt issuance costs
US$13.58 million 8% note due 2023 [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal		13,575
Less: unamortized discount and debt issuance costs		$ (4,689)
US$20.0 million 8% note due 2023 (fully converted in fiscal 2022) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal
Less: unamortized discount and debt issuance costs
US$13.58 million 8% note due 2023 (fully converted in fiscal 2022) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal
Less: unamortized discount and debt issuance costs
US$16.0 million 10% note due 2024 ($13.6 million converted in fiscal 2022) [Member]
Convertible Notes (Details) - Schedule of principal amount and unamortized discount and debt issuance costs [Line Items]
Principal	2,450
Less: unamortized discount and debt issuance costs	$ (759)